Income Taxes - Schedule of Reconciliation of the Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Pre-tax book loss	$ (73,375)	$ (27,766)	$ (30,984)
Income taxes at federal statutory rate	(15,405)	0	0
State taxes, net of federal benefit	(1,801)	0	0
Tax on pre-tax earnings of corporate subsidiaries	0	(3,022)	2,229
Warrant liability	3,685	0	0
Non-deductible expenses	6	6	631
Change in earnout fair value	(714)	0	0
Other permanent differences	(423)	0	(4)
Change in valuation allowance	11,664	3,448	1,602
R&D credit	(294)	0	0
Total provision (benefit) for income taxes	$ (3,282)	$ 432	$ 0